East Coast Consultants, Inc.
2 Bryn Mawr, Suite 100
Bryn Mawr,  PA 19010
(610) 520-5201


1933 Act Rule 485(b)
1933 Act File No. 33-95102
1040 Act File No. 811-9078


January 16, 1998


FILED via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Penn Street Fund, Formerly S.I.S. Mercator Fund Inc.
File Nos. 33-95102 and 811-9078

Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, submitted electronically via the EDGAR system, please find Post-Effective Amendment No. 4 ("Amendment") to the Registration Statement of Penn Street Fund, Formerly S.I.S. Mercator Fund, Inc.(the "Fund") under the Securities Act of 1933.

The purpose of this filing is to include in the Registration, the ammendment to change the name of the fund and audited financial statements for the fiscal year ended October 31, 1997 are incorporated by reference and to update certain other information which does not relect material changes.

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Sincerely,



Richard T. Coghlan





                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     [4]       File No. 33-95102  X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.     [5]       File No. 811-9078                 X


                             PENN STREET FUND, INC.
                        (Formerly, S.I.S. MERCATOR FUND,INC.)
               (Exact Name of Registrant as Specified in Charter)

 2 Bryn Mawr Ave., Suite 100, Bryn Mawr, PA                     19010
     (Address of Principal Executive Office)                (Zip Code)

Registrant's Telephone Number, including Area Code      (610) 520-5201

                      Richard T. Coghlan, President
                        Penn Street Fund, Inc.
              2 Bryn Mawr Ave., Suite 100, Bryn Mawr, PA  19010
                    (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

   [/X /] Immediately upon filing pursuant to paragraph (b)
   [/ /] On  _________  pursuant to paragraph (b)
    / /      60 days after filing pursuant to paragraph (a)(1)
    / /      On (date) pursuant to paragraph (a)(1)
    / /      75 days after filing pursuant to paragraph (a)(2)
    / /      On February 8, 1996 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed a rule 24f-2
Notice     on January 8th 1998 which is within 90      days after
the end of its fiscal year.



                                  FORM N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 481)



FORM N-1A PART A ITEM NO.                              PROSPECTUS LOCATION

     Item 1.   Cover Page.......................    Cover Page
     Item 2.   Synopsis...........................     Prospectus Summary
     Item 3.   Condensed Financial Information....   Financial
                   Highlights
     Item 4.   General Description of Registrant....   Investment
                    Objectives and Policies; Policy Overview; The Global Equity Portfolio; The Global Income Portfolio; Fixed Income Securities; Investment Risks; General Information
     Item 5.   Management of the Fund.............     Management of the
                    Fund; Fund Administration
     Item 6.   Capital Stock and Other Securities.     Dividends,
                    Distributions and Taxes; General Information
     Item 7.   Purchase of Securities Being Offered....................
                   Price of Portfolio Shares; Distribution of Fund Shares
     Item 8.   Redemption or Repurchase...........     Redemption of
                   Shares; Exchange of Shares
     Item 9.   Pending Legal Proceedings..........     Not Applicable


FORM N-1A PART B ITEM NO.                              LOCATION IN
                                                       STATEMENT OF
                                                       ADDITIONAL
                                                       INFORMATION

     Item 10.  Cover Page.........................     Cover Page

     Item 11.  Table of Contents..................     Table of Contents

     Item 12.  General Information and History....     General Information

     Item 13.  Investment Objectives and Policies.     Investment
                    Objectives and Policies; Fundamental Policies; Operating Policies; Options Futures and Loans

     Item 14.  Management of the Fund..............    Management of the
                    Fund

     Item 15.  Control Persons and Principal Holders of
                     Securities..............     Not Applicable

     Item 16.  Investment Advisory and Other Services..........
                    .................     Investment Management Services

     Item 17.  Brokerage Allocation and Other Practices............
                    ..............     Investment Manager Services

     Item 18.  Capital Stock and Other Securities.....  General Information

     Item 19.  Purchase, Redemption and Pricing
                    of Securities Being Offered........     Sale of Fund Shares;
                    Purchase and Redemption of  Shares; Distribution

     Item 20.  Tax Status.........................     Tax Status

     Item 21.  Underwriters.......................     Distribution

     Item 22.  Calculation of Performance Data....     Calculation of
                    Performance Data

     Item 23.  Financial Statements...............     Financial Statements


FORM N-1A PART C ITEM NO.                              LOCATION IN PART C

     Item 24.  Financial Statements and Exhibits..     Exhibits

     Item 25.  Persons Controlled by or Under Common Control
                    with Registrant.....  Persons Controlled by or Under
                    Common Control with Registrant

     Item 26.  Number of Holders of Securities....     Number of Holders of
                    Securities

     Item 27.  Indemnification....................     Indemnification

     Item 28.  Business and Other Connections of
                    Investment Advisor.................     Business and
                    Connections of Investment Advisor and Subadvisors

     Item 29.  Principal Underwriters.............     Principal
                    Underwriters

     Item 30.  Location of Accounts and Records...     Location of Accounts
                    and Records

     Item 31.  Management Services................     Management Services

     Item 32.  Undertakings................      None

   The Penn Street Fund, Inc.
2 Bryn Mawr Ave, Suite 100
Bryn Mawr, Pennsylvania  19010
Telephone:  610-520-5201
Fax:  610-520-5206


PROSPECTUS
    January 16, 1998  The Penn Street Fund, Inc.      (the " Fund" )
                    is an open-end, diversified investment company that consists of two Portfolios:

                     i) the Global Equity Portfolio, whose investment objective is to achieve a high rate of total return, with emphasis on capital appreciation, by investing principally in equity securities of companies located anywhere in the world, but predominately in the developed countries, and

                    ii) the Global Income Portfolio, whose investment objective is to seek a rate of total return which fluctuates less than that of the Global Equity Portfolio by putting emphasis on income. The Portfolio invests principally in fixed income securities and, to a lesser extent, in equity securities of high quality companies located predominately in the developed countries with, at most, very limited exposure to less developed countries.

                    The minimum initial investment in each Portfolio is $100,000. Subsequent investments are not subject to a minimum purchase requirement. The Fund, in its discretion, may waive the initial minimum purchase requirement.
                    This prospectus contains a concise statement of information about the Fund a prospective investor should know before investing and should be retained for future reference. A " Statement" of Additional
                    Information,  dated     January 16, 1998     ,
                    containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. A copy may be obtained without charge by writing to the Fund at the address given above.
                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                                        CONTRARY IS A CRIMINAL OFFENSE.
                               TABLE OF CONTENTS


Prospectus Summary...............................  3

Fund Expenses ....................................	3

Financial Highlights.............................. 4

Investment Objectives & Policies.................. 5

Policy Overview................................... 5

The Global Equity Portfolio....................    6

The Global Income Portfolio....................    6

Fixed Income Securities.........................   7

Foreign Currency Transactions...................   7

Borrowing and Lending...........................   7

Futures Contracts and Options...................   8

Investment Risks................................   8

Management of the Fund..........................   9

Fund Administration.............................   9

Shareholder Services............................   9

Distribution of Fund Shares....................   10

Price of Portfolio Shares......................   10

Purchase of Shares.............................   10

Exchange of Shares.............................   11

Dividends, Distribution & Taxes.................  12

Redemption of Shares...........................   13

Performance Calculations.......................   14

General Information............................   14


No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Advisor, the Administrator, the Distributor or any affiliate thereof. This prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any state to any person to whom it is unlawful to make such offer in such state.

                            Prospectus Summary

Investment Objectives
    The Penn Street Fund, Inc.      is an open-end investment company consisting
of two separate, diversified portfolios: the Global Equity Portfolio
(sometimes referred to as GEP), which seeks a high rate of total return, with emphasis on capital appreciation, by investing principally in equity securities of companies around the world, including the United States, and the Global Income Portfolio (sometimes referred to as GIP), which seeks a rate of total return which fluctuates less than that of the Global Equity Portfolio, by putting emphasis on income. The Portfolio invests principally in high-quality, liquid, fixed income securities having less investment risk. (See page 5.)

Investment Policies
      Both Portfolios are widely diversified
                         to reduce risk.  At least 65% of the
                         total assets of each Portfolio will be
                         invested in securities of companies
                         and/or governments in at least three
                         different countries.  Portfolio
                         allocations are adjusted according to
                         international business cycle developments in order to take advantage of, and also to minimize, the special risks associated with changing economic conditions. The Portfolios provide a flexible investment approach that tries to anticipate, and protect against, business cycle risks. (See page 5.)

Investment Advisor          Penn Street Advisors, Inc.
                         is the Investment Advisor to both portfolios of the fund. East Coast Consultants, Inc. serves as distributor of the Fund's shares. (See pages 9 and 10.)

Risks Each Portfolio is subject to risks associated with business cycles in the countries in which it invests, political uncertainties and exchange rate fluctuations. The global nature of the Portfolios has the potential to reduce risks substantially, but also is subject to risks that do not exist in a single country fund. (See page 8.)


Share Transactions       Shares are sold and redeemed by the Fund
                         at the current net asset value of the
                         shares.  The purchase and redemption of
                         shares must be requested in writing,
                         signed by a person who is authorized to
                         give instructions for the investor's
                         account.  (See pages 10-13.)

Share Exchanges          Investors may exchange shares of one
                         Portfolio for those of the other
                         Portfolio, without payment of a fee.
                         (See page  11.)

Dividends                The Fund intends to pay annual dividends
                         from net investment income and make
                         annual distributions of any net capital
                         gains.  Capital gains distributions and
                         dividend payments will be automatically
                         reinvested in additional shares, at net
                         asset value, unless payment in cash is
                         requested in writing by the shareholder.

                               Fund Expenses

     There is no sales charge or shareholder transaction expenses.

     Annual Portfolio Operating Expenses
     (as a percentage of average net assets)

			                                      	GEP       GIP
     Management Fee ..................    0.90%   0.90%
      Other Expenses..................    0.81%   0.82%
        12b-1 Fee........................ 0.01%   0.00%
Total Fund Operating Expenses.............1.71%   1.72%

For a description these expenses, see pages 9-10


     Example:
     The following example illustrates maximum expenses that are expected to be incurred on a $1,000 investment in each Portfolio, assuming a 5% annual return.  The example assumes that all
dividends and distributions are reinvested in Portfolio shares.
         Global Equity Portfolio
  1 year   3 years  5 years  10 years
     17       53       93       190
Global Income Portfolio
  1 year   3 years  5 years  10 years
     17        53      93       190

     The amounts shown in this example should not be considered representative of past or future expenses. Actual expenses may be greater or less than those shown. Further, while the example assumes a 5% annual return, the Portfolio's actual performance will vary and may be greater or less than 5% per year.

     The foregoing table and example are provided is to assist
the investor in understanding the various direct and indirect costs and expenses that an investor in the Fund would bear. The table and example show each Portfolio's actual expenses as a percentage of its average annual assets for the fiscal year ending
    October 31, 1997.      For more detailed
information, see "The Advisor," the "Administrator," "Shareholder Services" and "Distribution of Fund Shares."





                         Financial Highlights

     The data set forth under the caption "Financial Highlights" in the annual Report to Stockholders of the Fund for the fiscal year ending October 31, 1997 is incorporated herein by reference. Such data are covered by the "Report of Independent Certified Public Accountants" which is contained in the Fund's Annual Report to Stockholders. The Fund's Annual Report contains additional financial information and will be provided with the prospectus free of charge, and can be obtained upon request by calling the Fund at 610-520-5201.

                     Investment Objectives & Policies

     The Fund is an open-end, investment company consisting of two separate, diversified Portfolios.

       i) The Global Equity Portfolio, invests principally in equity securities of companies located anywhere in the world, but predominately in industrialized countries. Its investment objective is to achieve a high rate of total return, with emphasis on capital appreciation. Most investments will be made in equity securities which the Advisor believes have the potential for capital appreciation. The receipt of dividend income of the Portfolio will also be a factor in selecting equity investments. Also, the Portfolio may hold fixed-income securities when, in the Advisor's judgment, these securities offer an attractive rate of total return in relation to anticipated returns on equity securities.

      ii) The Global Income Portfolio invests principally in medium and long-term, liquid, high quality fixed income securities issued by governments, supranational organizations and companies located in industrialized countries, with, limited exposure to less-developed countries. Its investment objective is to seek a rate of total return which fluctuates less than that of the Global Equity Portfolio by putting emphasis on income. To a lesser extent, it may also invest in equity securities which have an attractive rate of return and whose market prices the Advisor expects will remain relatively stable in relation to the price of fixed income securities.

     iii) Each Portfolio ordinarily will invest at least 65% of its total assets in securities of companies and/or governments of at least three different countries. Neither Portfolio will invest more than 25% of its total assets in securities of companies in a single industry. Country allocations, sector and asset selections, as well as duration and maturity decisions, will be based on the Advisor's continuing research of economic, financial and political developments in the major industrialized countries. Portfolio holdings will be widely diversified. The Portfolios may invest in securities of companies and governments in the Far East, Western Europe, South Africa, Australia, Canada, as well as the U.S. and other areas. The Global Equity Portfolio and the Global Income Portfolio do not intend to invest more than 10% of the value of their total assets in securities of governments or companies in developing countries.
The investment objectives of the Portfolios may not be changed without shareholder approval.

                              Policy Overview

     The Global Equity and Global Income Portfolios are managed in accordance with the concept that broad diversification across individual assets, sectors, asset types, countries and time, applied consistently, according to quantitative forecasts of changing business cycle conditions in the United States and other countries, can reduce risk and increase returns. Asset selection is based, in part, on the Advisor's view of the business cycle, not only in a single country but within all the major economies. Considerations that the Advisor believes are crucial to rational asset allocation include: the expected direction of interest rates, including movements in the yield curve, the anticipated direction of exchange rates, the perceived direction of economic activity and corporate profitability, inflation and inflationary expectations, central bank policies, taxes, other fiscal policies as well as money and credit growth. Portfolio allocation decisions are based on the Advisor's long-term view, but are also constantly monitored for changes in economic conditions, the political situation and investment markets to determine whether events are consistent with the Advisor's expectations and whether any developments are occurring that might cause those expectations to change. The composition of each Portfolio is adjusted to reflect the Advisor's view of changing conditions.

     The Fund is designed for individual and institutional investors seeking globally diversified investment portfolios, based on active research and management, which take into account changes in different countries' business cycles. The Portfolios are intended for long-term investors who can accept the risks entailed in investment in foreign securities. The Fund provides a flexible investment approach that tries to anticipate, and protect against, the cycle risks involved. The Portfolios should not be relied upon as a complete investment program, or used to play short-term swings in the investment markets.

                        The Global Equity Portfolio

     The Global Equity Portfolio invests principally in common stocks of large, liquid, high-capitalization companies in the major industrialized countries which, the Advisor believes, have the potential for growth of capital or income or both. The Portfolio may invest in American Depository Receipts and Global Depository Receipts for which there is, in the Advisor's judgment, a liquid market. In order to increase total return, the Portfolio may invest up to 25% of its assets in other types of securities, including warrants, that have higher current yields, including convertible securities, preferred stocks, bonds, notes and other debt securities as described under "Fixed Income Securities."

                        The Global Income Portfolio

     The Global Income Portfolio invests in a globally diversified portfolio consisting principally of medium and long-term U.S. and foreign fixed income obligations. The emphasis is on large, liquid issues carrying a high credit rating, as described under "Fixed Income Securities." Ordinarily, most investments will be in government debt or the debt of supranational institutions rated at least AA by Standard & Poor's Corporation ("S&P") or a comparable rating by Moody's Investors Services, Inc. ("Moody's"). Market and maturity selections are based on relative and absolute business-cycle developments in order to maximize income and capital gains potential while minimizing risk. Allocation decisions will depend on the level of interest rates available in different countries, relative interest rates within the country, i.e., the yield curve, the expected change in interest rates and the outlook for exchange rates.  These conditions will depend on, among
other things, fiscal policy, monetary policy, the      balance
of payments, inflation and the growth rate of the economy.

     Ordinarily, the Portfolio will hold at least 65% of its investments in at least three different countries, but may invest in fixed income obligations of only one country for temporary, defensive purposes. Normally, the Portfolio's assets will be invested principally in fixed income securities issued or
guaranteed by the U.S. or foreign governments, their agencies and instrumentalities and supranational organizations. To a lesser extent, investments may be made in domestic and foreign corporate
obligations rated at least investment grade (BBB),     and obligations
of, or guarenteed by Foreign Govenments rated at least BB or its
equivalent, see the section on "Fixed Income Securities".     There may
also be circumstances when the Portfolio will hold equities, including preferred and convertible stocks, and relatively high yielding, high quality common stocks, but not in excess of 40% of the total value of the Portfolio.  Such investments will be made, if conditions seem appropriate, in order to protect the capital value of the Portfolio while continuing to emphasize income.
This will depend on circumstances at the time, and available
investment opportunities, and will become    more     likely if
interest rates are expected to increase.

     By investing in both international and domestic fixed-income securities, the Portfolio can expand its investment horizons while providing an effective means of reducing volatility associated with concentration in a single country or region. Since the economies, interest rates, and currency exchange rates of various countries often follow different cycles, the resulting variation of performance by the world's fixed-income markets, in the Advisor's opinion, provides an effective means of diversification.

                          Fixed Income Securities

     Both Portfolios may invest in fixed-income securities of the types described below, having intermediate and long maturities. Ratings are determined at the time of purchase and the Portfolios are not obligated to sell securities in the event of a subsequent rating reduction.

     The Portfolios may invest in debt securities issued by the
U.S. Treasury, including bills, notes and bonds, U.S. Government
Agency Obligations issued or guaranteed by U.S. government-
sponsored instrumentalities and federal agencies, debt securities issued by foreign governments and supranational organizations, such as the European Coal and Steel Community, the European
Economic Community and the World Bank rated at least AA by S&P or a comparable rating by Moody's.  In addition, the Portfolios may invest in U.S. and foreign corporate debt securities, including
banks (e.g., bonds and debentures) which are rated at least     Baa
by Moody's or BBB by S&P or if unrated, when the Advisor determines that they are of comparable quality to similar issues of the same issuer rated at least BBB or Baa. The Portfolio may also invest in Debt Securities issued or guarenteed by Governments in Emerging markets if they are rated at least Ba by Moody's or BB by S&P and the Fund's manager considers the risk/return to be acceptable.
Debt securities rated Ba or BB may have some speculative characteristics.

     Each Portfolio, for temporary or defensive purposes, may invest as much as 80% of the value of its total assets in domestic and/or foreign money market instruments including, but not limited to, government obligations, certificates of deposit, bankers acceptances, high quality commercial paper, short-term corporate debt issues, and repurchase agreements.

                       Foreign Currency Transactions

     Foreign investments of the Portfolios ordinarily will be denominated, and purchased by, the Portfolios in foreign currencies. Foreign currency exchange transactions normally will be transacted either on a spot (i.e., cash) basis at the spot (current) rate prevailing in the foreign currency exchange markets, or by entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts may also be used to protect the Portfolios against an increase in the level of foreign exchange rates and they may be bought or sold to hedge the value of a Portfolio's assets, in terms of U.S. dollars, against adverse changes in exchange rates between foreign currencies and the U.S. dollar. The Advisor, as part of its fundamental research, also provides forecasts of currency movements against the dollar. As a result, there may be times when, in the Advisor's opinion, it will be appropriate to hedge the foreign currency exposure of a Portfolio back into dollars in order to reduce risk or improve the expected return.

                           Borrowing and Lending

     Each Portfolio may borrow money from banks as a temporary measure for extraordinary purposes or to facilitate redemptions. A Portfolio will not borrow money in excess of 33 1/3% of the value of its total assets and will maintain asset coverage in respect of borrowings of at least 300%. If asset coverage falls below 300%, within three business days thereafter, the Portfolio will reduce its borrowings to a level where asset coverage is at least 300%. The Fund has no intention of increasing Portfolio income through borrowing; therefore, investment securities will not be purchased by a Portfolio if it has outstanding borrowings in excess of 5% of its net assets. The Portfolios are also authorized to lend their securities holdings to securities firms and institutional investors for the purpose of increasing their income or reducing expenses. While the Portfolios are authorized to loan a maximum of 33 1/3% of their assets, they have no intention to commit more than 5% of their assets to securities loans for the foreseeable future.

                       Futures Contracts and Options

     The Portfolios are authorized to buy and sell financial futures contracts, options to buy and sell such contracts, as well as put and call options on securities. Financial futures contracts would include contracts on securities indices, interest rates, currencies. However, the Advisor has no present intention to commit more than 5% of each Portfolio's assets to these types of investments for the foreseeable future.

                             Investment Risks

     Naturally, there can be no assurance that the Portfolios will achieve their investment objectives. The Portfolios should not be relied upon as a complete investment program, or used to take advantage of short-term swings in the investment markets. Investors should also understand, and consider carefully, the special risks involved in foreign investing. These risks are often heightened for investments in emerging or developing countries.

                             Foreign Currency

     Investments in foreign securities normally will be denominated in foreign currencies. As a result, the value of the assets of the Portfolios, as measured in U.S. dollars, may be affected significantly by changes in foreign currency exchange rates, currency restrictions, and exchange control regulations. Further, the Portfolios may incur costs in converting currencies.

                                   Costs

     The expenses of individual investors of investing directly in foreign securities are high relative to similar costs of investing in U.S. securities. While the Fund offers an efficient way for investors to participate in foreign securities markets, Portfolio expenses, including advisory and custodian fees, are higher than typical domestic equity and fixed income mutual funds.

                             Economic Factors

     The economies of the countries in which the Fund may invest (Portfolio Countries) may differ, favorably or unfavorably, from the U.S. economy and may be less developed or diverse. Certain countries are heavily dependent upon international trade and, accordingly, have been and may continue to be affected by protectionist measures, as well as dependent on a limited number of commodities, and thus sensitive to changes in world prices for these commodities. Further, there is no assurance that the pattern of growth exhibited by certain Portfolio Countries in the past will continue.

                             Political Factors

     The internal politics of many Portfolio Countries are not as stable as in the United States. Further, certain governments continue to participate to a substantial degree, though ownership interest or regulation, in their respective economies and secu-rities markets. Action by these governments could include restriction on foreign investment, expropriation of assets, and/or imposition of taxes. Any of these actions could have a significant effect on market prices of securities, the ability of the Fund to repatriate capital and income, and the value of the Portfolios' investments.

                          Market Characteristics

     Many of the securities markets of Portfolio Countries have substantially less volume than the New York Stock Exchange ("NYSE") or U.S. bond markets, and the securities of some companies in these countries may be less liquid and subject to greater price volatility than securities of comparable U.S. companies. Further, securities settlement practices of some Portfolio Countries may be subject to delays and otherwise differ from those customary in the U.S. markets.

                           Legal and Regulatory

     Certain Portfolio Countries use different accounting, auditing, and financial reporting standards, may have less governmental supervision of securities markets, brokers, and issuers of securities, and less financial information available to investors than is usual in the United States. Also, there may be difficulty in enforcing the Fund's legal rights outside the United States.

                           Repurchase Agreements

     The Portfolios may enter into repurchase agreements with banks or broker-dealers. Under the Investment Company Act of 1940, repurchase agreements are considered collateralized loans by the Portfolio to the seller, secured by the securities transferred to the Portfolio. Repurchase agreements will be fully collateralized by securities in which the Portfolios are authorized to invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Portfolio might experience delay or difficulty in recovering its cash. If, in the meantime, the value of the collateral had decreased, the Portfolio could experience a loss. The Fund considers repurchase agreements having a maturity of more than 7 days to be illiquid securities and they are subject to the Fund's policy that a Portfolio may not invest more than 15% of its net assets in illiquid securities.

                          Management of the Fund

     The Board of Directors is responsible for establishing Fund policies and overseeing the management of the Fund.  They have
retained    Penn Street Advisors, Inc.
("Advisor") to provide investment management services to each of the Portfolios. The Advisor provides the Portfolios with continuous investment programs, and a trading department, and selects brokers and dealers to effect securities transactions.
Portfolio securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of a Portfolio's shares. Dr. Richard T. Coghlan, President of the
Advisor, is primarily responsible for day-to-day management of the Fund's investments. For investment management services, the Advisor receives a monthly fee from each Portfolio which, on an annual basis, equals .90% of the average net asset value of the Portfolio. The fee rate is higher than most mutual funds, but is believed comparable to fee rates paid by mutual funds which invest in foreign securities.

     In addition to the fees of the Advisor, the Fund is
responsible to pay all expenses incurred in its operation,
including, among other things, expenses for legal and independent accountant services, shareholder reports, state and federal registration of its shares, fees and expenses of disinterested directors, certain printing costs, insurance, interest, taxes, fees and costs of organizations and persons providing services to the Fund, including the Advisor, Distributor, Administrator and
Custodian.    Until January 14, 1998 the name of the Advisor was
Strategic Investment Services, Inc.

                            Fund Administration

     The Advisor also serves as administrator of the Fund and provides certain administrative services necessary for the Fund's operations. These services include administration of the Fund's business affairs, supervision of services provided by other organizations providing services to the Fund, including the custodian, dividend disbursing agent, legal counsel and independent accountants, preparation of certain Fund records and documents, record keeping and accounting services. For these services, each Portfolio pays the Advisor a monthly fee which, on an annual basis, equals .25% of the average net assets of each Portfolio.

                           Shareholder Services

     The Fund has adopted a Shareholder Services Plan for each Portfolio which is designed to promote the retention of shareholder accounts. Under this Plan, the Portfolios are each authorized to pay East Coast Consultants, Inc. (see "Distribution of Fund Shares") a monthly fee which, on an annual basis, may not exceed .25% of the average net assets of the Portfolio. Payments under the Plan would be used, among other things, to compensate persons and/or organizations that provide services to shareholders that are designed to encourage them to maintain their investments in the Portfolios.

                        Distribution of Fund Shares

     East Coast Consultants, Inc. (the "Distributor") serves as distributor of the Fund's shares pursuant to an agreement which provides that the Distributor will use its best efforts to promote the sale and retention of Fund shares.

     The Portfolios have adopted a Distribution Plan pursuant to which each Portfolio may pay the Distributor a monthly fee which, on an annual basis, may not exceed .25% of each Portfolio's average net assets, for providing certain distribution services. These services can include: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, and to defray overhead expenses of the Distributor incurred in connection with the promotion and sale of Fund shares.

     The principal office of the Advisor and the Distributor is
located at     2 Bryn Mawr Ave., Suite 100, Bryn Mawr, Pennsylvania
19010.   Both are Pennsylvania corporations.  Richard T. Coghlan,
President and a director of the Fund, the Distributor and the Advisor, owns a controlling interest in these corporations Dr. Coghlan serves as portfolio manager of the Fund and has been the chief investment officer of the Advisor since it was organized. Since 1989, the Advisor has managed a number of investment ac-counts, including two limited partnerships, whose investment objectives and policies closely paralleled those of the Global Equity and Global Income Portfolios.

                         Price of Portfolio Shares

     Each Portfolio's shares are sold at the current net asset value per share, which is determined as of the close of the NYSE, on each day that the exchange is open for trading, by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the number of outstanding shares of the Portfolio. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities are valued at the last quoted sales price on the day when the valuation is made. Securities listed on a foreign exchange are valued at the latest quoted market price available before the time when assets are valued. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors. Debt securities may be valued on the basis of prices provided by a pricing service using methods approved by the Board of Directors. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against the U.S. dollar last quoted by a major bank or broker on the day of valuation. If such quotations are not available as of the close of the NYSE, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Directors. Portfolio securities will be traded in foreign markets which are open at times when the NYSE is closed. As a result, the net asset value of the Fund's shares might be significantly affected at times when shareholders have no access to the Fund.

                            Purchase of Shares

     In order to open a new account, it is necessary to complete
and return to the Administrator, at     2 Bryn Mawr Ave., Suite 100,
Bryn Mawr, PA,     a properly completed Account Registration Form and
remit a check or wire order in payment of Fund shares to the Fund's custodian, Union Bank of California Global Custody, ("Custodian"), at the address set forth below. An initial purchase must be in the amount of at least $100,000, which can be invested in either Portfolio. The Fund, in its discretion, is authorized to waive the minimum initial purchase requirement.
There is no minimum purchase requirement for subsequent investments.

     Shares are purchased at the next-determined net asset value after the investor's properly completed Account Registration Form
has been received by the Transfer Agent,     Penn Street Advisors,
Inc.      and the investor's payment has been received by the
Custodian. Share certificates will not be issued by the Fund except upon the shareholder's written request, which must be made to the Transfer Agent. If a check is received by the Custodian by the close of the NYSE (4:00 P.M. Eastern Time), shares will be priced at the net asset value calculated as of the close of the NYSE on that day. If the check is received after the close of the NYSE, shares will be priced as of the close of the NYSE on the next business day following receipt of the investor's check. In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

     To order shares for purchase by federal funds wire, the
Transfer Agent must be notified first by calling    610-520-5201      to
obtain an account number and to provide your federal tax
identification number.  Following notification, the investor must have the bank wire transmitted to Union Bank of California
ABA #1210-0001-5 for credit to Union Bank of California Global Custody,
Account #001-054831 for further credit    ( Penn Street Equity Portfolio
A/C #01643 "or" Penn Street Income Portfolio A/C #01644, depending on the particular Portfolio selected.)

Checks should be made out to Penn Street Global Equity Portfolio or Penn Steet Global Income Portfolio and mailed to the Union Bank of California Global Custody, 475 Sansome Street, 15th Floor, San Francisco, CA 94111.
Attn: Ofelia Clark. Separate checks will be required if investing in both portfolios.

     A completed Account Registration Form, properly executed, must be filed with the Transfer Agent immediately subsequent to the initial wire or check. Investors should note that some banks may impose a wire service fee. The Fund reserves the right to suspend the offering of shares at any time and to reject any specific purchase request.

Shares may be purchased in conjunction with an Individual Retirement Account (IRA). This will require additional forms to be completed which are available from the Distributor. Shareholders interested in this option need to give careful consideration to the tax implications and the restrictions that apply. Interested investors should consult with their tax advisor before investing.


                            Exchange of Shares

     Shares of each Portfolio may be exchanged for shares of the other Portfolio, at the relative net asset values of the shares, without payment of a fee. Exchanges may be made only for shares of a Portfolio which, at the time of exchange, may be legally sold in the shareholder's state of residence. For federal income tax purposes, an exchange of shares is treated as if the shareholder had redeemed shares of one Portfolio and reinvested the proceeds in shares of the other Portfolio. Thus, a gain or loss on the shares exchanged (redeemed) may be realized by the shareholder at the time of the exchange. The Fund reserves the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges on the exchange privilege upon 30 days prior written notice to shareholders. Shareholders interested in an exchange of shares should contact the Transfer Agent.

                    Dividends, Distributions and Taxes

     The Portfolios will distribute their net investment income annually, in November and December, at which time they will also distribute substantially any net long-term capital gains and any net short-term capital gains realized during the fiscal year. Any net realized short-term capital gains will be distributed as ordinary income dividends, not capital gains.

     Dividends and distributions are automatically reinvested in additional shares of the Portfolio unless the shareholder has notified the Administrator, in writing, of an election to receive dividends and/or distributions in cash. Dividends are reinvested on the ex-dividend date, at the net asset value of the shares, determined as of the close of the NYSE on that date. Dividends
(including short-term capital gains) are treated as ordinary income and distributions are treated as long-term capital gains for U.S. federal tax purposes, whether received in cash or reinvested in additional shares, and regardless of the length of time the Portfolio's shares have been held. Dividends and distributions paid on shares purchased shortly before the record date for a dividend or distribution will have the economic effect of a return of capital, even though such dividends and distributions are subject to taxes. Dividends and distributions may also be subject to state and local taxes. The
Fund will notify shareholders each year of the amount of dividends and any distributed long-term capital gains.

     The Advisor intends to monitor the anticipated after-tax returns of the Portfolios, as well as the anticipated pre-tax returns and, where appropriate, will act to minimize realized capital gains. This is likely to be a more important consideration for the Global Equity Portfolio, in which capital gains are expected to play a larger role than in the Global Income Portfolio. However, the same principle will apply to both Portfolios. Realization of gains will be deferred only when not in conflict with the investment objectives of the Portfolios but, in general, this approach, which may be implemented by refraining from selling appreciated securities and/or selling depreciated securities at a loss to offset realized gains, will be followed where appropriate in the judgment of the Advisor.

     Dividends and interest received by the Portfolios in certain countries will be subject to foreign withholding taxes. If more than 50% of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations and governments, the Portfolio may elect to "pass-through" to shareholders, for foreign tax credit purposes under the Internal Revenue Code of 1986, as amended ("Code"), the amount of foreign income taxes paid by the Fund with respect to its holdings of foreign securities. A Portfolio will make such an election only if management deems it to be in the best interests of shareholders. If this election is made, shareholders of the Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio. However, shareholders will be entitled to treat their pro-rata share of foreign taxes paid as either a deduction (an itemized deduction in the case of individuals) or a foreign tax credit (but not both) against U.S. income taxes on their federal tax return.

     Each Portfolio intends to qualify,     and has in the past qualified,
for taxation as a "regulated investment company" under the Code, so that they will not be subject to federal income tax with respect to amounts distributed to shareholders. Further, in the opinion of legal counsel for the Fund, the shares of the Portfolios are exempt from Pennsylvania county personal property taxes. A portion of the dividends paid by the Portfolios may be eligible for the dividends received deduction available to certain corporations under the Code. The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the tax consequences of an investment in the Portfolios.

                           Redemption of Shares

     Shareholders may redeem shares of a Portfolio, without charge, on any day when the NYSE is open. Redemption proceeds will ordinarily be sent on the next business day but, in any event, they will be sent within seven calendar days of the receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder in his or her Account Registration Form. The Fund makes no charge for redemptions by wire, however, the shareholder's bank may impose a fee for wire services. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not send the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.

     Redemption requests received in "proper form" by the Administrator prior to the close of business of the NYSE on any day when the exchange is open are priced at the net asset value of the shares calculated as of the close of the exchange on that day. Redemption requests received in proper form by the Administrator after the close of the NYSE are priced at the net asset value per share determined on the next day when the NYSE is open for trading.

     "Proper form" means the written redemption request includes the following:

     1.   The shareholder's account number and Portfolio name;

     2. The amount of the transaction (specified in dollars or shares);

     3. The signatures of all owners exactly as they are registered;

     4. Other supporting legal documentation that might be required, in the case of estates, corporations, trusts, and certain other account;

     5.   Telephone confirmation, if requested.

     In addition, the Fund will pay redemption proceeds to a pre-authorized bank account of the investor pursuant to a request made by the investor by telephone.

     In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.

     The Fund reserves the right to refuse a wire or telephone redemption if management has reason to doubt the authenticity of the request. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may request the caller to provide certain personal or account information for the purpose of establishing the caller's identity. The Fund will not be liable for following instructions that it reasonably believes are genuine. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

     The Fund may suspend the right of redemption or postpone payment at times when the NYSE is closed or when emergency exists, as determined by the U.S. Securities and Exchange Commission. Further, if the Board of Directors determines it would be detrimental to the best interest of a Portfolio's remaining shareholders to make a redemption payment in cash, the redemption proceeds may consist, in whole or in part, of readily marketable securities. Portfolio securities distributed in redemption of Fund shares would be valued as described under "Price of Portfolio Shares" and the shareholder will incur expenses, such as the payment of brokerage commissions, on the sale of such securities.

                         Performance Calculations

     From time to time, performance information, such as yield or total return for each Portfolio may be quoted in advertisements or in communications to shareholders. Performance quotations of the Portfolios represent their past performance and should not be considered as representative of future results. Current yield will be calculated by dividing the net investment income earned per share by the Portfolio, during the period stated in the advertisement or communication (based on the average daily number of shares entitled to receive dividends outstanding during the period), by the maximum net asset value per share on the last day of the period, and annualizing the result on a semi-annual compounded basis.

     A Portfolio's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement or communication). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change over the stated period.

     To assist investors to better evaluate how an investment in a Portfolio might satisfy their investment objective, the Portfolios may disseminate performance data such as yield and/or total return information. Communications may compare the investment performance of the Portfolios to benchmarks, indices or averages, including indices published by the Lipper Organization; Morgan Stanley; Shearson Lehman Hutton; Salomon Brothers; Dow Jones; Standard & Poor's and others.

                            General Information

     The Fund was incorporated in Maryland on July 6, 1995 and
began operations on November 8, 1995.     Prior to January 14th, 1998
the name of the Fund was S.I.S. Mercator Fund, Inc.

As of December 1997, Fox Family Partnership, a Pennsylvania Limited Partnership, whose sole general partner is Richard J. Fox of 1325 Morris Drive, Suite 201, Wayne PA 19087, held 60% of the voting stock of the Fund, a percentage sufficient to elect the Board of Directors of the Fund.

     Shareholders will participate pro rata in the dividends, distributions and net assets of the Portfolio(s) whose shares they own. The Fund is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or, upon the written request of the holders of 10% of the Fund's shares, to replace its Directors. The Fund sends semi-annual and annual reports of financial condition to shareholders of record. The annual report includes a list of portfolio securities and audited financial statements.

     Each share entitles the owner one vote in all matters affecting the Portfolio whose shares the holder owns, which are submitted to a vote of shareholders, and on such other matters, submitted to a vote, such as the election of directors, which affect the Fund, in general.

                  Custodian and Dividend Disbursing Agent

      Union Bank of California, N.A., 475 Sansome Street,
15th Floor, San Francisco, California 94111, is the Custodian of the cash and securities held by each of the Portfolios and Dividend Disbursing Agent.

                    Counsel and Independent Accountants

     Stradley, Ronon, Stevens & Young serves as legal counsel for
the Fund.  The firm of    Briggs, Bunting & Dougherty      has been selected
independent accountants for the Fund.

                       Information for Shareholders

     Investor and shareholder inquiries should be directed to
East Coast Consultants, Inc. at     2 Bryn Mawr Ave., Suite 100,
Bryn Mawr, Pennsylvania 19010, Telephone No. 1-610-520-5201.



                   STATEMENT OF ADDITIONAL INFORMATION
                        THE PENN STREET FUND, INC.




     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus, which can be obtained, without charge, from East Coast Consultants, Inc., the Distributor of the Fund, at
2 Bryn Mawr Ave., Suite 100, Bryn Mawr, PA 19010, telephone No. 610-520-5201.


          The date of this Statement of Additional Information,
               and the prospectus to which it relates, is
                             February 16, 1998.



                             TABLE OF CONTENTS

                                                            Page

Investment Objectives and Policies. . . . . . . . . . .      1
Fundamental Policies. . . . . . . . . . . . . . . . . .      1
Operating Policies. . . . . . . . . . . . . . . . . . .      2
Writing Listed Covered Call Options . . . . . . . . . .      3
Purchasing Listed Call Options. . . . . . . . . . . . .      4
Purchasing Listed Put Options . . . . . . . . . . . . .      5
Dealer Options. . . . . . . . . . . . . . . . . . . . .      5
Futures Contracts . . . . . . . . . . . . . . . . . . .      6
Lending Portfolio Securities. . . . . . . . . . . . . .      7
Foreign Currency Transactions . . . . . . . . . . . . .      8
Investment Performance. . . . . . . . . . . . . . . . .      9
Management of the Fund. . . . . . . . . . . . . . . . .      10
Principal Holders of Securities . . . . . . . . . . . .      11
Investment Management Services. . . . . . . . . . . . .      11
Sale of Fund Shares . . . . . . . . . . . . . . . . . .      12
Distribution. . . . . . . . . . . . . . . . . . . . . .      13
Tax Status. . . . . . . . . . . . . . . . . . . . . . .      13
Principal Shareholders. . . . . . . . . . . . . . . . .      16
Financial Statements. . . . . . . . . . . . . . . . . .      17

                    INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion under "Investment Objectives and Policies" in the prospectus. The "Fundamental Policies" of the Portfolios are described below and may not be changed without the approval of the lesser of: a vote of the holders of a majority of the outstanding shares of the Portfolio or, 67% of the shares represented at a meeting of shareholders of the Portfolio at which the holders of at least 50% or of the shares are represented.


                           FUNDAMENTAL POLICIES

     As a matter of fundamental policy, each Portfolio will not:

     (1) borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, including redemption of its shares, and then only in amounts not exceeding 33 1/3% of its total assets, valued at market. The Portfolios also may acquire futures contracts and options thereon as set forth in (2) below;

     (2)  purchase or sell commodities or commodity contracts;
except that the Portfolios may (i) enter into financial
(including currency) futures contracts and options thereon on an initial and variation margin basis;

     (3) purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

     (4) make loans, although a Portfolio may enter into repurchase agreements and lend its portfolio securities;

     (5) as to 75% of its total assets, purchase the securities of an issuer if as a result: (a) more than 5% of the value of the Portfolio's assets would be invested in the securities of that issuer or (b) it would own more than 10% of the voting securities of that issuer;

     (6) purchase or sell real estate although it may purchase securities secured by real estate or representing interests therein;

     (7)  issue senior securities;

     (8) underwrite securities issued by other persons, except to the extent that a Portfolio or the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1993 in connection with the purchase and sale of securities in the ordinary course of pursuing its investment program.


                            OPERATING POLICIES

     The following operating policies have been established by the Board of Directors. A Portfolio will not:

     (1) invest in companies for the purpose of exercising management or control;

     (2) purchase a security if, as a result of such purchase, more than 15% of the value of the Portfolio's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

     (3) purchase securities of any investment company, except in compliance with the Investment Company Act of 1940 and applicable state law; or

     (4)  sell securities short.

     Operating policies are established, and may be changed, by the Board of Directors without approval of shareholders.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Advisor ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

     In analyzing companies for investment in the Global Equity Portfolio, the Advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital, healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of companies, the companies in which the Portfolio invests normally will have a record of paying dividends, which the Advisor expects to increase in future years as earnings increase.

     In analyzing investments in the Global Income Portfolio, the Advisor will ordinarily look for a high and sustainable real and nominal income flow. The bonds included in the Portfolio will generally be issued by national governments, supranational institutions or securities of high-quality companies with liquid markets. The Global Income Portfolio may also invest in relatively high yielding equities of good quality companies at times when the Advisor believes the market price of the equity securities is likely to be more stable than that of debt securities.


                    WRITING LISTED COVERED CALL OPTIONS

     The Portfolios may write (sell) listed (exchange traded) covered call options and purchase listed options to close out options previously written. In writing covered call options, a Portfolio would expect to generate premium income, which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the optioned security or currency. Covered call options will generally be written on securities or currencies which, in the Advisor's opinion, are not expected to experience any major price increases in the near future but which, over the long term, are deemed to be attractive investments.

     A call option gives the buyer the right to purchase a security or currency at a specified price (the exercise price), at expiration of the option (European options) or at any time until the expiration date of the option (American options). As long as the obligation of the writer of a call option continues, the buyer may require the seller to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the option, or such earlier time when the writer effects a closing transaction by purchasing an identical option. To secure the obligation to deliver the underlying security or currency, the option seller must deposit in escrow the underlying security or currency or other assets in accordance with the rules of the clearing corporation. The Portfolio will sell covered call options, only. This means that the Portfolio will own the security or currency subject to the option, or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the option it has sold, or will establish and maintain with its custodian for the term of the option, a segregated account consisting of cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to the market value of the optioned securities or currencies, and marked to market daily. A Portfolio will not write a covered call option if, as a result, the aggregate market value of all optioned portfolio securities or currencies and put option obligations exceeds 25% of the market value of the Portfolio's net assets.

     Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolios' investment objectives. The Advisor believes writing covered call options is a conservative investment technique involving relatively little risk (in contrast to writing uncovered options), but capable of enhancing a Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase of the optioned security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. If a call option which the Fund has written expires, the Fund will realize income in the amount of the premium. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency.

     The premium received is the market value of an option. This value is established by market factors and ordinarily fluctuates from day to day. In determining whether a particular call option should be written on a particular security or currency, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency, or to permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect such closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold.

     Call options written by a Portfolio will normally have expiration dates of less than nine months from the date written. From time to time, a Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

     A Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.


                      PURCHASING LISTED CALL OPTIONS

     The Portfolios may purchase listed call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency, at the exercise price, at any time during the option period (American option) or at the expiration date of the option (European option). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased for the purpose of increasing current return, to avoid tax consequences which might reduce its current return, or to acquire the optioned securities or currencies.

     The purchase of a call option enables the Portfolio to acquire the optioned securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also enable a Portfolio to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option and transaction costs.

     A Portfolio may also purchase call options on securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses. Purchasing call options entails the risk that the price of the optioned securities will not exceed the exercise price of the option in which case the option will expire without value.


                       PURCHASING LISTED PUT OPTIONS

     The Portfolios may purchase listed put options. As the holder of a put option, the Portfolio has the right to sell the optioned security or currency at the exercise price at any time during the option period. A Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. Such an option would permit the Portfolio to sell the optioned security or currency at the exercise price regardless of any decline in the value of the security or currency. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

     A Portfolio may also purchase put options when it does not own the optioned security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction, in which case the Portfolio's profit or loss on the transaction will depend on whether the price it paid for the option exceeds the price it received on its sale (plus transaction costs).


                              DEALER OPTIONS

     The Portfolios may also buy and sell dealer options. Certain risks are specific to these options. While the Portfolio looks to a clearing corporation to exercise listed options, if a Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio, as well as loss of the expected benefit of the transaction.

      Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio sold the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree, and which the Advisor believes, will be capable of entering into closing transactions, there can be no assurance that a Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate the option securities or currency until the option expires or is exercised. In the event of insolvency of the contra party, the Portfolio may be unable to liquidate a dealer option. The inability to enter into a closing transaction may result in material losses to a Portfolio.

     Dealer options and the assets used to secure dealer options currently are considered illiquid securities. Accordingly, dealer options will be subject to the Portfolios' restriction that not more than 15% of the value of a Portfolio's assets may be invested in illiquid securities.


                             FUTURES CONTRACTS

     The Portfolios may enter into financial futures contracts, including stock index, interest rate and currency futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities or currencies at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies. The Portfolios will only buy and sell standardized contracts.

     Securities index futures contracts may be used to provide a hedge for a portion of a Portfolio's, as a cash management tool, or as an efficient way for the Advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Portfolio may purchase or sell securities index futures with respect to any securities index whose movements are expected by the Advisor to have a significant correlation with movements in the prices of all or portions of the Portfolio's securities.

     Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio or protect the Portfolio from effects of currency fluctuations. In this regard, a Portfolio might sell interest rate futures as an offset (hedge) against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates. The Portfolios will engage in transactions in financial futures contracts and options thereon only for bona fide hedging, return enhancement and risk management purposes.

     Transactions in financial futures contracts, and options thereon, will be limited so that margin on transactions not considered hedging under the rules of the Commodities Futures Trading Corporation will not exceed 5% of a Portfolio's net assets. When a Portfolio has a long position in a futures contract or sells a put option on futures contracts or securities, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Portfolio sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option).

     Successful use of futures contracts for hedging purposes is subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in a market, the index or indices, securities or currencies on which the futures are written might advance and the value of securities or currencies held in the Portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its portfolio securities or currencies. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Portfolio's investments will tend to move in the same direction as the securities or currencies underlying the futures, which are intended to correlate to the price movements of the portfolio securities or currencies sought to be hedged.
It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting securities or currencies held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those securities or currencies that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio had insufficient cash, it might have to sell securities or currencies to meet daily variation margin requirements. Such sales of securities or currencies might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Portfolio might have to sell securities or currencies at a time when it would be disadvantageous to do so.

     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying stock index, security or currency due to market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Also, the margin requirements in the futures market are less than margin requirements in the securities markets; as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.


                       LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional income, each Portfolio may make loans of securities amounting to not more than 33 1/3% of its total assets. Securities loans would be made to broker-dealers and financial institutions pursuant to agreements requiring the loans to be secured by collateral at least equal to the current value of the securities lent and "marked-to-market" on a daily basis. Collateral will consist of cash, U.S. or foreign securities, letters of credit or cash equivalents. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call a loan at any time. The Portfolio will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made after analysis of the pertinent facts by the Advisor when, in the judgment of the Advisor, the income from such loans would justify the risk.


                       FOREIGN CURRENCY TRANSACTIONS

     The Portfolios may engage in forward foreign currency transactions to settle foreign securities transactions and/or manage foreign currency risk. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract is agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

     The Portfolios will generally enter into forward foreign currency exchange contracts in two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock in the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio will be able to protect itself against a loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the Advisor believes that the currency of a particular foreign country may suffer from, or enjoy, a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of one or more foreign currencies, approximating the value of some or all of a Portfolio's portfolio securities denominated in that foreign currency. Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency, in the Advisor's judgment, act as an effective proxy for the Portfolio's currency exposure. The prediction of short-term currency market movement is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. The Advisor will consider the effect a substantial commitment of Portfolio assets to forward contracts would have on the investment program of the Portfolio and the flexibility of the Portfolio to purchase additional securities. Other than as set forth above, and immediately below, a Portfolio also will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is covered by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospects for currencies will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.


                          INVESTMENT PERFORMANCE

Total Return

  The annual return of the Fund for the latest fiscal year ending
October 31, 1997 was:

     Global Equity Portfolio    13.57%
     Global Income Portfolio     4.19%

  The annualized total return of the Fund for the period beginning November 8, 1995 and ending October 31, 1997 was as follows:

     Global Equity Portfolio     11.34%
     Global Income Portfolio      6.04%

  The Portfolios compute their average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of the hypothetical $1,000 initial payment by $1,000 and taking the root of the quotient equal to the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. Average annual total return figures are determined in accordance with standard SEC requirements. The Portfolios compute their aggregate total return by determining the aggregate compounded rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The calculations of average annual total and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring charges. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computations.

Yield

  The 30 day yield as of October 31, 1997, of the Global Income Portfolio was as follows:

     Global Income Portfolio    5.51%

     The yield of the Portfolios may be calculated by dividing the net investment income per share earned by the particular Portfolio during a 30 day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. A Portfolio's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

                          MANAGEMENT OF THE FUND

     The officers and directors of the Fund are listed below.
Unless otherwise noted, the address of each is     2 Bryn Mawr Ave.,
Suite 100, Bryn Mawr, Pennsylvania 19010.

     Dr. Richard T. Coghlan*       Age    53    .  President and
                                   Chairman of the Board of
                                   Directors.  Also, President,
                                   director and controlling
                                   stockholder of the Advisor and
                                   Distributor.

     Howard W. Gross               Age     68    .  Director.  Business
                                   Consultant, West Palm Beach,
                                   Florida.  Previously,
                                   Executive Vice President,
                                   Henkel Corp.

     Stephen Michael Alexander     Age    47    .  Director.  Chief
                                   Executive Officer, IHI Alchen,
                                   Inc., Bryn Mawr, Pennsylvania.

     Lee G. Fishman                Age    44    .  Director.  President,
                                   BPM Group, Inc., Merion
                                   Station, Pennsylvania.

     Elliot C. Kauffman            Age    29    .  Treasurer and Senior
                                   Investment Manager of the
                                   Advisor.

     Brian R. Cassidy              Age    34    .  Secretary and Senior
                                   Administrator of the Advisor.

     *Dr. Coghlan is an "interested" director of the Fund, under the Investment Company Act of 1940, by reason of being affiliated with the Advisor.

                            Compensation Table

                                      Pension or              Total
                                      Retirement              Compensation
                                      Benefits    Estimated   From
                    Aggregate         Accrued     Annual      Registrant
                    Compensation      as Part     Benefits    and Fund
Name of Person,     From Registrant   of Fund     Upon        Complex Paid
Position            (Director's Fee)  Expenses    Retirement  to Directors

Richard T. Coghlan       -0-            -0-          -0-         -0-
President and
Director

Howard W. Gross          $2,000         -0-          -0-         $2,000
Director

Stephen Michael          $2,000         -0-          -0-         $2,000
  Alexander
Director

Lee G. Fishman           $2,000         -0-          -0-         $2,000
Director

     The Fund pays directors, except Dr. Coghlan, fees of $2,000 per year as shown above, plus reimbursement of expenses of attending meetings of the Board.


                      PRINCIPAL HOLDERS OF SECURITIES

     As of the date of the prospectus, the officers and directors of the Fund, as a group, owned less than 1% of the outstanding shares of either Portfolio.


                      INVESTMENT MANAGEMENT SERVICES

     Under the Management Agreements with the Fund, the Advisor is responsible for supervising and directing the investments of the Portfolios in accordance with the Portfolio's investment objectives, policies and restrictions. Dr. Coghlan, President of the Advisor, is also responsible for placing all security transactions of the Portfolios, and negotiation of commissions where possible.

     In transactions on U.S. stock exchanges, commissions are negotiated. Traditionally, commission rates have generally not been negotiated on foreign stock markets. In recent years, however, an increasing number of foreign stock markets have adopted systems of negotiated rates, although a number of markets continue to operate with schedules of minimum commission rates. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the security price usually includes a markup. In underwritten offerings, the price includes a disclosed, fixed commission.

     It is expected that securities will ordinarily be purchased in the primary markets for the securities, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed, by the Advisor, the primary market.

     In purchasing and selling portfolio securities, the Advisor seeks to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. Commission rates are checked for competitiveness by reference to rates paid by other institutional investors similar to the Fund. The Advisor will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the Advisor or the Fund.

     The Advisor may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker would have charged for executing the transaction if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage or research
services provided.   The Advisor may effect principal
transactions on behalf of the Portfolios with dealers who furnish research services and designate any such dealer to receive selling concessions, discounts or other allowances in connection with the acquisition of securities in underwritings.

     The Advisor receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on economies, industries, groups of securities, individual companies, statistics, political
developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which the Portfolios are likely to invest.  Each year, the Advisor assesses the contribution of the brokerage and research services provided by broker-dealers, and allocates a portion of the
brokerage business of its clients, including the Fund, on the basis of these assessments.  In no instance is a broker or dealer excluded from receiving business because it has not been
identified as providing research services.    The amounts of such
commissions for each Portfolio respectively were $48,906 for the fiscal year ending 1996 and $30,232 for the fiscal year ending 1997 for the Global Equity Portfolio and $3,485 for the fiscal year ending 1996 and $616 for the fiscal year ending 1997 for the Global Income Portfolio

      The Investment Management Agreements between the Advisor and the Fund were approved by the Portfolios' initial shareholders on November 8, 1995 and became effective on the same date. The agreements require the Advisor to provide the Portfolios with a continuous review of and recommendations regarding investment of their assets.  The agreements continue in full force until
October 31, 1998,     and may be continued thereafter from year to
year if renewed annually by a majority vote of the Board of
Directors of the Fund, or by a vote of the holders of a majority of the outstanding voting securities of the Portfolios, but in either case, in order to effect any such continuance the terms of the agreement must also be approved by a majority vote, cast in person, of those Fund Directors who are not parties to the
agreement or interested persons of any such party, as defined by the Investment Company Act of 1940, at a meeting called for the purpose of considering the approval of the agreement.  The
agreement terminates automatically if it is transferred or
assigned by either party, which would include a change of control of the Advisor, and may be terminated by either party without
penalty on 60 days written notice.     The total amounts paid to
the advisor by the Fund under the investment advisory agreements for the period ending October 31, 1996 (since inception) was $240,174 and for the fiscal year ending October 31, 1997 was $250,734 for the Global Equity Portfolio and $111,282 for the fiscal year ending 1996 and $106,170 for the fiscal year ending 1997 for the Global Income Portfolio.

    The advisor also serves as the Administrator and Transfer Agent of the Fund under an Administration Agreement and Transfer
Agent Agreement. The services include the administration of the
Fund's business affairs, supervision of services provided by other organizations providing services to the Fund, including the custodian, dividend disbursing agent, legal counsel and independent accountants, preparation of certain Fund records and documents,
record keeping and accounting services.    The total amounts paid to
the advisor for these services were $91,863 for the fiscal year ending October 31, 1996 (since inception) were $95,451 for the fiscal year ending October 31, 1997 for the Global Equity Portfolio and
$46,167 for the fiscal year ending 1996 and $45,044 for the fiscal year ending 1997 for the Global Income Portfolio.



                            SALE OF FUND SHARES

     The Fund makes a continuous offering of its shares, but retains the right to reject any offer to purchase its shares.

     The net asset value per share of each Portfolio is calculated as of the close of trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Washington's Birthday, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day, and the Fund does not accept purchase or redemption orders on these days.

     Trading in securities owned by the Portfolios may take place in various foreign markets on days (such as Saturday) when the Fund is not open for business and does not calculate the net asset value of the Portfolios. Events affecting the values of foreign portfolio securities that occur after the markets for these securities are closed but before the time the Portfolios' net asset values are calculated will not be reflected in the Portfolios' net asset values unless the Advisor, in accordance with policies adopted by the Board of Directors, determines that the particular event should be taken into account in computing the Portfolio's net asset value, in which case the affected securities would be valued in good faith, at fair value.

     Determination of net asset value (and the offering and redemption price of shares) of the Portfolios may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted (c) an emergency exists as a result of which disposal of securities owned by a Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the SEC may, by order, permit for the protection of a Portfolio's shareholders.


                               DISTRIBUTION

     The Board of Directors of the Fund and stockholders of each Portfolio approved a Distribution Plan in accordance with Rule
12b-1 under the Investment Company Act of 1940 (the "Plan") which provides for payment by each Portfolio of expenses related to the distribution of Fund shares and shareholder services. Under the Plan each Portfolio is authorized to make monthly payments of 1/48th of 1% of the net asset value of the Portfolio
(.25% on an annual basis) based on the net asset value of the Portfolio.
    Payments made to East Coast Consultants as compensation to the underwriter, for the period ending October 31, 1997, were $5,210 for the Global Equity Portfolio and $708 for the Global Income Portfolio.

     The Plan remains in effect until    October 31, 1998     and may be
continued for one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Disinterested Directors of the Fund, at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time, without penalty, by a vote of a majority of the Fund's disinterested directors, or by vote of a majority of the outstanding voting securities of the Portfolios. The Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the Investment Company Act of 1940. Also while the Plan remains in effect the nomination of the Disinterested Directors of the Fund is committed to the discretion of such Directors.

     The Board of Directors believe there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders by promoting the sale of shares and encouraging the retention of shares by holders. The benefits that would accrue to the Portfolios by an increase in the level of sales of shares are an enhanced ability to expand investment opportunities with increased cash and certain costs of operation would be decreased in proportion to the size of the Portfolio.


                                TAX STATUS

     Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

     To the extent each of the Portfolios qualifies for treatment as a regulated investment company, they will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year, plus 98% of its capital gain net income recognized during the one-year period ending on October 31, plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, a portion of the gains or losses realized on disposition of debt securities denominated in a foreign currency may also be treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses.

     When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Portfolio's assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Portfolio for the purchase of a put option is recorded in the Portfolio's statement of assets and liabilities as an investment and is subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a listed option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a capital loss for federal income tax purposes equal to the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out an option on an index future will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. Certain options, futures contracts and options on futures contracts utilized by the Portfolios will be "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Dividends eligible for designation under the dividends received deduction and paid by a Portfolio will qualify in part for the 70% dividends received deduction for corporations provided, that the Portfolio shares have been held for at least 45 days.

     The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains and the portion of its dividends which may qualify for the 70% deduction.

     It is expected that certain dividends and interest received by the Portfolios will be subject to foreign withholding taxes. If more than 50% in value of the total assets of a Portfolio at the close of any taxable year consists of stocks or securities of foreign corporations, such fund may elect to treat any foreign taxes paid by it as if paid by its shareowners. The Portfolios will notify shareowners in writing each year whether they have made the election and the amount of foreign taxes it has elected to have treated as paid by the shareowners. If they make the election, its shareowners will be required to include in gross income their proportionate share of the amount of foreign taxes paid by the Portfolios and will be entitled to claim either a credit or deduction for their share of the taxes in computing their U.S. federal income tax subject to certain limitations. No deduction for foreign taxes may be claimed by shareowners who do not itemize deductions.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareowner's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of each Portfolio's income flows through to its shareowners. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of foreign tax credit) such as foreign source passive income received from the respective Portfolio. Because of changes made by the Code, shareowners may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolios.

     Shareholders may be subject to a 31% withholding tax on the dividends, distributions and redemption payments ("back-up withholding") if their certified taxpayer identification number is not on file with the Fund or if, to the Fund's knowledge, the shareholder has furnished an incorrect number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time and retroactively.

     Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes as well as the application of the foreign tax credit.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                        PRINCIPAL SHAREHOLDERS

As of     December 31, 1997, the following entities held more than 5% of the shares of the Global Equity Portfolio: Fox Family Partnership, a Pennsylvania Limited Partnership, whose sole general partner is Richard J. Fox of 1325 Morris Drive, Suite 201, Wayne, PA 19087, with a holding of 73% and Jeffrey
M. & Dominique Reiff of 680 Merion Square Road, Gladwyn, PA 19035 holding 11%.

There were five shareholders with holdings over 5% of the Global Income
Portfolio: the Geraldine D. Fox Foundation with 11%, the Richard J. Fox Foundation with 37%, the National Organization of Hearing Research with 8%, and the Institute for Bio-Information Research with 23% and Fox Family Partnership with 18% all at 1325 Morris Drive, Suite 201, Wayne,
PA 19087.

The directors and officers of the Fund, as a group, own less than     3%
of the outstanding shares of either Portfolio. The Fox Family Partnership and the Richard J. Fox Foundation have enough votes to control the policies of both Portfolios whose shares they own and to elect the board of directors.



                           FINANCIAL STATEMENTS

    The audited financial statements of the Fund for its fiscal year ended October 31, 1997 as set forth in the Fund's Annual Report to Shareholders, and the report therein of Briggs, Bunting & Dougherty, independant accountants, also appearing therein. Are incorporated herein by reference.





                             PART C
                             OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

              (a)  Financial Statements     **


              Part A  Financial Highlights for each Series of shares of
                      Registrant      **

              Part B
                     (1) Statement of Net Assets**
                     (2) Statement of Operation**
                     (3) Statement of changes in Net Assets
                     (4) Financial Highlights**
                     (5) Report of Tait Weller & Baker, dated
                         November 18, 1996**
                     (6) Notes to Financial Statements**

              (b)  Exhibits

                   (1)  Articles of Incorporation***
                        (i)  Amendment to Articles of Incorporation***
                   (2)  By-Laws***
                   (3)  None
                   (4)  (i)  Specimen Security of The Global Equity
                             Portfolio     *****
                       (ii)  Specimen Security of The Global Income
                             Portfolio     *****
                   (5)  (i)  Investment Advisory Agreement re the
                             Global Equity Portfolio***
                       (ii)  Investment Advisory Agreement re the
                             Global Income Portfolio***
                   (6)   (i) Distribution Agreement with East
                                   Coast Consultants, Inc.***
                           (ii) Dealer Agreement with East Cosat
                                   Consultants, Inc.      ***
                   (7)  None
                   (8)  (i)  Custody Agreement with Bank of
                             California, N.A.***
                   (9)  (i)  Administration Agreement - Global
                             Equity Portfolio***
                       (ii)  Administration Agreement - Global
                             Income Portfolio***
                      (iii)  Transfer Agency Agreement***
                       (iv)  Shareholder Service Plan***
                   (10) Opinion of counsel - filed with Rule
                        24f-2 Notice on     January 8th, 1998
                   (11) Consent of Independent Accountant****
                   (12) Not applicable
                   (13) Subscription Agreement under Section 14(a)(3)
                        of Investment Company Act of 1940***
                   (14) None
                   (15) Distribution Plan***
                   (16) Schedule for computation of performance
                        quotations****
                   (17) Financial Data Schedule *****

  * Previously filed with original registration statement on July 28, 1995.

  **    The financial statements are contained in the Report to Shareholders
        as of     October 31, 1997 and are incorporated by reference into the
        Statement of Additional Information, including the Financial
        Highlights.

  ***   Previously filed with origional registration statement on
        July 28, 1995, and filed via EDGAR     on February 28th, 1997.

  ***** Included with this filing

Item 25.  Persons Controlled by or Under Common Control with
              Registrant

               None

Item 26.  Number of Holders of Securities

                   (1)                           (2)

                                       Number of Record Holders
              Title of Class            as of     December 31, 1996

              Global Equity Portfolio                16
              Global Income Portfolio                7


Item 27.  Indemnification

              Section 1 of Article XI of the Registrant's By-Laws provides for indemnification, as set forth below.

              With respect to the indemnification of the Officers and Directors of the corporation:

                   (a) the Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                   (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

                   (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

Item 28.  Business and Other Connections of Investment Advisor

              Registrant's Investment Advisor (the "Advisor") was
              organized in March, 1989.  The principal place of
              business of the Advisor is     2 Bryn Mawr Ave., Suite 100,
              Bryn Mawr, PA 19010.       The Advisor is engaged in the
              business of providing investment advice and will provide registrant with administrative and transfer agency services.

              The business, profession, vocation or employment of a substantial nature in which each officer of the Advisor is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is as follows:

              Dr. Richard T. Coghlan, Chief Executive and Investment Officer of the Advisor.

              Brian R. Cassidy, investment accountant of the Advisor since May, 1994, was previously a tax accountant with the Internal Revenue Service.

              Elliot C. Kauffman, a Senior Investment Manager of the Advisor since April, 1994, was previously a Financial Auditor for McGraw-Hill, Inc.

Item 29.  Principal Underwriters

              (a)  East Coast Consultants, Inc.,     2 Bryn Mawr Ave.,
                   Suite 100, Bryn Mawr, PA 19010.

              (b) See response to item 28, which is incorporated herein by reference.

              (c)  None.

Item 30.  Location of Accounts and Records

              Accounts and records are maintained by the Advisor at the address set forth in response to item 28 and the custodian at 475 Sansome Street, San Francisco, CA
              94111.

Item 31.  Management Services

              Registrant has entered into Administration Agreements
              with the Advisor which have been filed as Exhibits 9(i)
              and (ii) to this Registration Statement     on February 28th,
              1997.       Such services are described in Part A hereof under
              "Fund Administration."


                                   PART C

                                EXHIBIT LIST


EXHIBIT                                                    PAGE

(1)    Speciman Security of the Global Equity Portfolio
(2)    Speciman Security of the Global Income Portfolio



                                Signatures

        Pursuant to the requirements of the Securities Act of 1933 and
the Investment Company Act of 1940, the Registrant,    The Penn Street
Fund, Inc.,     certifies that it meets all of the requirements for
effectiveness of this Registration Statement pursuant to Rule 485(b)
under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement, (Commission file Nos. 33-95102 and 811-9078) to be signed on its behalf by the undersigned, thereunto duly authorized, in Tredyffrin Township and the Commonwealth of Pennsylvania
on the     20th day of January, 1998.

                                          The Penn Street Fund, Inc.

                                       By: /s/Richard T. Coghlan
                                           Richard T. Coghlan
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement (file No. 33-95102) has been signed below the following persons in the capacity and on the date indicated.

Signature                       Title                       Date



Richard T. Coghlan              President                   January 20,1998
Richard T. Coghlan              Principal Executive
                                Officer and Director

Elliot C. Kauffman              Treasurer                   January 20, 1998
Elliot C. Kauffman

Brian Cassidy                   Secretary                   January 20, 1998
Brian Cassidy

Stephen Michael Alexander       Director                    January 20, 1998
Stephen Michael Alexander

Lee G. Fishman                  Director                    January 20, 1998
Lee G. Fishman